Note 11 - Borrowings (Details Textual) - Line of Credit [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 115,600,000
Long-term Line of Credit	28,000,000	$ 15,500,000
Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	535,000
Long-term Line of Credit	$ 0	$ 0